[OUTSIDE FRONT COVER]



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                                                           semi-annual report


                                              LIQUIDITY PLUS MONEY MARKET FUND
                                                                June 30, 1997

[INSIDE FRONT COVER]


Letter to shareholders

"...We hope to provide....a vehicle through which they can efficiently offer cash management and cash sweep services."




DEAR SHAREHOLDERS:

     We would like to welcome you to the Liquidity Plus Money Market Fund. This Fund has been designed specifically for you at the request of Comerica Securities. Through our management of this Fund, we hope to provide Comerica Securities a vehicle through which they can efficiently offer cash management and cash sweep services. We are excited about this opportunity to serve you through Comerica Securities and hope that you will find our efforts to be of value.


     The Fund began operation in mid-June 1997. We expect that over the next several months the Fund will continue to grow as Comerica Securities' customers receive information regarding the Fund and begin to utilize the range of services being offered.

     If you have any questions about the Fund please call us at 1-800-438-5789 or your Comerica Securities representative.




Very truly yours,






/s/Lee Munder
--------------------
Lee Munder President

St. Clair Funds, Inc.
Liquidity Plus Money Market Fund
    Portfolio of Investments, June 30, 1997 (Unaudited)
------------------------------------------------------------------------------


Principal
Amount                                                                          Value
----------                                                                      -----
U.S. TREASURY NOTE - 93.1% (Cost $990,365)
     $990,000      5.625% due 08/31/1997                                  $   990,365
                                                                          -----------
REPURCHASE AGREEMENT - 3.9% (Cost $41,455)
       41,455      Agreement with Lehman Brothers Inc.,
                   5.920% dated 06/30/1997 to be repurchased at
                   $41,462 on 07/01/1997, collateralized by
                   $45,000 U.S. Treasury Note, 8.750%,
                   due 10/15/1997 (value  $46,225)                             41,455
                                                                          -----------
TOTAL INVESTMENTS (Cost $1,031,820*)                    97.0%               1,031,820
OTHER ASSETS AND LIABILITIES (Net)                       3.0                   32,343
                                                       -----              -----------
NET ASSETS                                             100.0%             $ 1,064,163
                                                       =====              ===========


* Aggregate cost for Federal tax purposes.

                      See Notes to Financial Statements.

Liquidity Plus Money Market Fund
      Statement of Assets and Liabilities, June 30, 1997 (Unaudited)
------------------------------------------------------------------------------

ASSETS:
Investments, at value (Cost $1,031,820)
  See accompanying schedule:
      Securities ..................................................   $  990,365
      Repurchase agreement ........................................       41,455
                                                                      ----------
Total investments .................................................    1,031,820
Cash ..............................................................           23
Interest receivable ...............................................       18,620
Receivable from investment advisor ................................          851
Unamortized organization costs ....................................       13,867
                                                                      ----------
   Total Assets ...................................................    1,065,181
                                                                      ----------

LIABILITIES:
Legal and audit fees payable ......................................          589
Custodian fees payable ............................................           15
Distribution and shareholder servicing fees payable ...............          148
Investment advisory fee payable ...................................          148
Administration fee payable ........................................           48
Transfer agent fee payable ........................................           18
Accrued Directors' fees and expenses ..............................            2
Accrued expenses and other payables ...............................           50
   Total Liabilities ..............................................        1,018
                                                                      ----------

NET ASSETS ........................................................   $1,064,163
                                                                      ==========

NET ASSET VALUE offering and redemption price per share
   ($1,064,163 / 1,064,163 shares of common stock outstanding) ....   $     1.00
                                                                      ==========

                      See Notes to Financial Statements.

Liquidity Plus Money Market Fund
      Statement of Operations, Period Ended June 30, 1997 (a) (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest ........................................................       $ 2,213
                                                                        -------
   Total investment income ......................................         2,213
                                                                        -------
EXPENSES:
Legal and audit fees ............................................           589
Amortization of organizational costs ............................           235
Investment advisory fee .........................................           148
Distribution and shareholder servicing fees .....................           148
Administration fee ..............................................            48
Transfer agent fee ..............................................            18
Custodian fees ..................................................            15
Directors' fees and expenses ....................................             2
Other............................................................            50
   Total Expenses ...............................................         1,253
                                                                        -------
Expenses reimbursed by investment advisor .......................          (851)
   Net Expenses.................................................            402
NET INVESTMENT INCOME ...........................................         1,811
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............       $ 1,811
                                                                        =======

---------
(a)  Liquidity Plus Money Market commenced operations on June 4, 1997.
                      See Notes to Financial Statements.

Liquidity Plus Money Market Fund
      Statement of Changes in Net Assets
------------------------------------------------------------------------------


                                                                       Period
                                                                        Ended
                                                                     6/30/97 (a)
                                                                     (Unaudited)
                                                                   -------------
Net investment income .........................................     $     1,811
                                                                    -----------

Net increase in net assets resulting from operations ..........           1,811

Distributions to shareholders from net investment income ......          (1,811)
Net increase in net assets from Fund share transactions .......       1,064,163
                                                                    -----------
Net increase in net assets ....................................       1,064,163
NET ASSETS:
Beginning of period............................................               0
End of period .................................................     $ 1,064,163
                                                                    ===========

---------
(a)  Liquidity Plus Money Market  commenced operations on June 4, 1997.
                      See Notes to Financial Statements.

Liquidity Plus Money Market Fund
      Financial Highlights, For a Share Outstanding Throughout The Period
------------------------------------------------------------------------------


                                                                       Period
                                                                       Ended
                                                                     6/30/97 (a)
                                                                     (Unaudited)
                                                                    ------------
Net asset value, beginning of period.............................      $  1.00
                                                                      --------
Income from investment operations:
Net investment income............................................       0.0032
                                                                      --------
Total from investment operations.................................       0.0032
                                                                      --------
Less distributions:
Distributions from net investment income.........................      (0.0032)
                                                                      --------
Total distributions..............................................      (0.0032)
                                                                      --------
Net asset value, end of period...................................     $   1.00
                                                                      ========
Total return (b).................................................         0.32%
                                                                      ========
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).............................     $  1,064
Ratio of operating expenses to average net assets................         0.95% (c)
Ratio of net investment income to average net assets.............         4.28% (c)
Ratio of operating expenses to average net assets
   without expenses reimbursed...................................         2.96% (c)

---------
(a)  Liquidity Plus Money Market Fund commenced operations on June 4, 1997.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.

Liquidity Plus Money Market Fund
     Notes To Financial Statements, June 30, 1997 (Unaudited)


1.   Organization and Significant Accounting Policies

     Liquidity Plus Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc., which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Funds, Inc. on September 18, 1996. The Fund commenced operations on June 4, 1997.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     Security Valuation: Securities are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Directors. The Fund seeks to maintain a net asset value per share of $1.00.

     Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Fund's Advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

     Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, will be made at least annually.
Distributions to shareholders are recorded on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

     Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2. Investment Advisor, Administrator, Custodian, Transfer Agent and Other Related Party Transactions

     Munder Capital Management (the "Advisor"), an independent investment management firm, serves as the Fund's investment advisor. For its advisory services, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.35% of the value of its average daily net assets.

     The Advisor has reimbursed certain expenses, payable by the Fund, for the period ended June 30, 1997, as reflected in the Statement of Operations.

     First Data Investor Services Group, Inc. ("Investor Services Group") (the "Administrator"), serves as the Fund's administrator and assists in all aspects of its administration and operations. Investor Services Group also serves as the Fund's transfer agent and dividend disbursing agent ("Transfer Agent").

     As compensation for its services, the Administrator and Transfer Agent are entitled to receive a fee, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor and for which Investor Services Group provides services, computed daily and payable monthly, at an annual rate of 0.12% of the first $2.8 billion of net assets, plus 0.105% of the next $2.2 billion of net assets, plus 0.10% of all net assets in excess of $5 billion (with a $1.2 million minimum fee per annum in the aggregate for all portfolios with respect to the Administrator); and 0.02% of the first $2.8 billion of net assets, plus 0.015% of the next $2.2 billion of net assets, plus 0.01% of net assets in excess of $5 billion with respect to the Transfer Agent. The Transfer Agent and Administrator are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. ("FDI" or the "Distributor") under which FDI provides certain administrative services with respect to the Fund. The Administrator pays FDI a fee for these services out of its own resources at no additional cost to the Fund.

     Comerica Bank ("Comerica") provides custodial services to the Fund. As compensation for its services, Comerica is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios advised by the Advisor for which Comerica provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, plus 0.02% of the next $500 million of net assets, and 0.01% of net assets in excess of $600 million. Comerica also receives certain transaction based fees.

     Each Director of the Company is paid an aggregate fee, consisting of a $20,000 annual retainer, for services in such capacity plus $1,500 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and Munder Framlington Funds Trust. The Trustees or Directors are also reimbursed for any expenses incurred by them in connection with their duties as Trustees or Directors. No officer, director or employee of the Advisor, Comerica, FDI or Investor Services Group currently receives any compensation from the Company.

3.   Distribution and Service Plan

     The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act. Under the Plan, the Distributor is paid a service fee at an annual rate of 0.25% of the value of the average daily net assets of the Fund. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the Service Organization") who provide shareholder services for the Fund. The Plan also permits payments to be made by the Fund to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Fund). The Distributor is also paid a distribution fee at an annual rate of 0.10% of the value of the average daily net assets of the Fund.

4.   Common Stock

     At June 30,1997, two billion shares of $.001 par value common stock were authorized for the Fund.

     Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown below for such transactions.

     Changes in common stock for the Fund were as follows:

                                                 Period Ended
                                                   6/30/97
                                                    Amount
                                                 ------------
Sold                                             $ 1,107,100
Issued as reinvestment of dividends                    1,810
Redeemed                                             (44,747)
                                                 -----------
Net increase                                     $ 1,064,163
                                                 ===========

5.   Organizational Costs

     Expenses incurred in connection with the organization of the Fund, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

                                                          [INSIDE BACK COVER]

BOARD OF DIRECTORS
     Charles W. Elliott, Chairman
     John Rakolta, Jr., Vice Chairman
     Thomas B. Bender
     David J. Brophy
     Joseph E. Champagne
     Thomas D. Eckert

OFFICERS
     Lee Munder, President
     Leonard J. Barr II, Vice President
     Elyse G. Essick, Vice President
     Terry H. Gardner, Vice President, CFO and Treasurer
     Ann F. Putallaz, Vice President
     James C. Robinson, Vice President
     Gerald L. Seizert, Vice President
     Paul D. Tobias, Vice President
     Richard H. Rose, Assistant Treasurer
     Lisa Anne Rosen, Secretary and Assistant Treasurer
     Teresa M.R. Hamlin, Assistant Secretary
     Julie A. Tedesco, Assistant Secretary

INVESTMENT ADVISOR
     Munder Captial Management
     Munder Capital Center
     480 Pierce Street
     Birmingham, MI   48009

ADMINISTRATOR AND TRANSFER AGENT
     First Data Investor Services Group, Inc.
     53 State Street
     Boston, MA  02109

DISTRIBUTOR
     Funds Distributor, Inc.
     60 State Street
     Boston, MA   02109

CUSTODIAN
     Comerica Bank
     411 West Lafayette
     Detroit, MI  48226

LEGAL COUNSEL
     Dechert Price & Rhoads
     1500 K Street, N.W. Suite 500
     Washington, D.C.  20005

INDEPENDENT AUDITORS
     Ernst & Young, LLP
     200 Clarendon Street
     Boston, MA   02116

                                                         [OUTSIDE BACK COVER]


STCLSAN697 / F001cstc

Investment Advisor: Munder Capital Management
Distributd by: Funds Distributor, Inc.